Organization and basis of presentation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and basis of presentation
Organization and basis of presentation

1. Organization and basis of presentation

        OvaScience, Inc. (the "Company"), incorporated on April 5, 2011 as a Delaware corporation, is a life science company developing proprietary products to improve the treatment of female infertility based on recent scientific discoveries about the existence of egg precursor cells. The Company's operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates, planning and preparing a marketing study in humans for its most advanced product candidate and undertaking preclinical studies of certain product candidates The Company has commenced its planned principal operations but has not generated any significant revenues to date. Accordingly, the Company is considered to be in the development stage.

        The Company is subject to a number of risks similar to other life science companies in the development stage, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for certain of its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company's products and protection of proprietary technology. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability. As of June 30, 2012 the Company had a deficit accumulated during the development stage of approximately $8.8 million.

        Unless otherwise indicated, all information in these financial statements gives retrospective effect to the one-for-2.023 reverse stock split of the Company's common stock (the "Reverse Stock Split") that was effected on March 28, 2012 (Note 5).

1. Organization and basis of presentation

        OvaScience, Inc. (the "Company"), incorporated on April 5, 2011 as a Delaware corporation, is a life science company developing proprietary products to improve the treatment of female infertility based on recent scientific discoveries about the existence of egg precursor cells. The Company's operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates and undertaking preclinical studies of its most advanced product candidates. The Company has commenced its planned principal operations but has not generated any significant revenues to date. Accordingly, the Company is considered to be in the development stage as defined in Financial Accounting Standards Board Accounting Standards Codification Topic 915, Development Stage Entities.

        The Company is subject to a number of risks similar to other life science companies in the development stage, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for certain of its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company's products and protection of proprietary technology. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability. As of December 31, 2011 the Company had a deficit accumulated during the development stage of approximately $2,624,000.

        Unless otherwise indicated, all information in these financial statements gives retrospective effect to the one -for -2.023 reverse stock split of the Company's common stock (the "Reverse Stock Split") that was effected on March 28, 2012 (Note 4).